Commitments - Capital Commitments Outstanding not Provided for in Financial Statements (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about capital commitment [line items]
Capital commitments	¥ 67,427	¥ 86,831
Aircraft and flight equipment [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	56,547	71,224
Acquisition interest in joint venture [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	405	322
Joint ventures [member]
Disclosure of detailed information about capital commitment [line items]
Authorised but not contracted for	26	31
Investments accounted for using equity method [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	405	554
Capital commitments	431	585
Other property, plant and equipment [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	4,970	4,571
Authorised but not contracted for	5,479	10,451
Capital commitments	10,449	15,022
Acquisition interest in subsidiary [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	¥ 0	¥ 232